Loans and financing - Charges (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 295,974	R$ 209,773	R$ 249,982
Current	69,775	40,836
Non-current liabilities	R$ 226,199	168,937
Loan - BNDES bank maturing 2027
Disclosure of detailed information about borrowings [line items]
Interest rate basis	1.37%
Adjustment to interest rate basis	3.10%
Effective rate	7.873%
Total borrowings	R$ 262,036	147,585
Loan - BNDES bank maturing 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.67%
Effective rate	6.705%
Total borrowings	R$ 10,118	31,078
Loan - BNDES bank maturing 2022
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.96%
Effective rate	7.00%
Total borrowings	R$ 23,820	30,945
Loan - Itau
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	7.20%
Effective rate	12.464%
Total borrowings		R$ 165